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[Janus Letterhead]



July 2, 2009

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:  JANUS INVESTMENT FUND (the "Registrant")
     1933 Act File No. 002-34393
     1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 126 and Amendment No. 109 under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), respectively, to the Registrant's Registration Statement on Form N-1A (the "Amendment") which is being filed pursuant to Rule 485(b) under the 1933 Act. The Post-Effective Amendment is being filed in connection with mergers occurring between the Registrant and Janus Adviser Series, an affiliated trust.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on July 2, 2009, pursuant to Rule 485(b) under the 1933 Act. Pursuant to Rule 485(b)(4) of Regulation C under the 1933 act, I hereby confirm that the amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions regarding this filing, please call me at (303)
336-4562.

Sincerely,

/s/ Rodney A. DeWalt

Rodney A. DeWalt
Legal Counsel

Enclosure (via EDGAR only)

cc:  Stephanie Grauerholz-Lofton, Esq.
     Larry Greene, Esq.
     Robin R. Nesbitt, Esq.
     Donna Brungardt